UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4571

Name of Registrant: VANGUARD PENNSYLVANIA TAX- FREE FUNDS

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30th

Date of reporting period: February 29, 2012

Item 1: Schedule of Investments

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Schedule of Investments
As of February 29, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.8%)
Pennsylvania (98.1%)
Allegheny County PA GO VRDO	0.170%	3/7/12 LOC	14,455	14,455
Allegheny County PA GO VRDO	0.170%	3/7/12 LOC	5,790	5,790
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University) VRDO	0.120%	3/1/12	86,820	86,820
Allegheny County PA Higher Education Building
Authority University Revenue (Point Park
University) VRDO	0.160%	3/7/12 LOC	15,300	15,300
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	5/15/12	1,000	1,007
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.160%	3/7/12 LOC	7,000	7,000
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.160%	3/7/12	71,395	71,395
Allegheny County PA Industrial Development
Authority Revenue (Western Pennsylvania
School for Blind Children) PUT	0.500%	7/1/12	6,750	6,750
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(Metropolitan Edison Co. Project) VRDO	0.140%	3/7/12 LOC	10,000	10,000
Berks County PA Industrial Development
Authority Revenue (Kutztown University)
VRDO	0.150%	3/7/12 LOC	12,485	12,485
2 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
PUT	0.320%	8/2/12	10,250	10,250
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.170%	3/7/12	97,890	97,890
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.260%	3/7/12	9,750	9,750
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
VRDO	0.170%	3/7/12	10,000	10,000
1 Bethlehem PA Area School District GO TOB
VRDO	0.160%	3/7/12 LOC	8,985	8,985
1 BlackRock MuniYield Pennsylvania Quality Fund
VRDP VRDO	0.300%	3/7/12 LOC	15,300	15,300
Bucks County PA Industrial Development
Authority Hospital Revenue (Grand View
Hospital) VRDO	0.120%	3/7/12 LOC	28,235	28,235
Bucks County PA Industrial Development
Authority Revenue (Pennswood Village
Project) VRDO	0.200%	3/7/12 LOC	8,320	8,320

Butler County PA General Authority Revenue
(Erie School District Project) VRDO	0.160%	3/7/12 LOC	2,600	2,600
Butler County PA General Authority Revenue
(Hampton Township School District Project)
VRDO	0.200%	3/7/12 (4)	20,425	20,425
Cambria County PA Industrial Development
Authority Revenue (American National Red
Cross) VRDO	0.110%	3/7/12 LOC	16,145	16,145
Carlisle PA Area School District GO	5.375%	3/1/12 (Prere.)	1,550	1,550
Carlisle PA Area School District GO	5.375%	3/1/12 (Prere.)	1,635	1,635
Carlisle PA Area School District GO	5.375%	3/1/12 (Prere.)	1,725	1,725
Carlisle PA Area School District GO	5.375%	3/1/12 (Prere.)	1,820	1,820
1 Central Bradford PA Progress Authority
Revenue (Robert Packer Hospital) TOB
VRDO	0.160%	3/7/12 LOC	12,000	12,000
Central Bucks PA School District GO	3.000%	5/15/12	1,630	1,639
Chambersburg PA Authority Revenue (Wilson
College Project) VRDO	0.220%	3/7/12 LOC	31,180	31,180
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)
VRDO	0.110%	3/7/12 LOC	18,350	18,350
1 Chester County PA Industrial Development
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO	0.210%	3/7/12 (13)	15,935	15,935
Dauphin County PA General Authority Hospital
Revenue (Reading Hospital & Medical Center
Project) VRDO	0.120%	3/7/12	4,900	4,900
Delaware County PA Authority Hospital
Revenue (Crozer-Chester Medical Center
Obligated Group) VRDO	0.130%	3/7/12 LOC	10,410	10,410
Delaware County PA Authority Revenue
(Haverford College) VRDO	0.120%	3/7/12	25,645	25,645
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	0.130%	3/1/12	28,200	28,200
Delaware County PA Industrial Development
Authority Resource Recovery Facility
Revenue (General Electric Capital Corp.)
VRDO	0.110%	3/7/12	11,630	11,630
Delaware County PA Industrial Development
Authority Resource Recovery Facility
Revenue (General Electric Capital Corp.)
VRDO	0.110%	3/7/12	8,595	8,595
Delaware County PA Industrial Development
Authority Resource Recovery Facility
Revenue (General Electric Capital Corp.)
VRDO	0.110%	3/7/12	46,800	46,800
1 Delaware County PA Industrial Development
Authority Revenue (Aqua Pennsylvania Inc.
Project) TOB VRDO	0.210%	3/7/12 (13)	2,515	2,515
Delaware County PA Industrial Development
Authority Revenue (Resource Recovery)
VRDO	0.110%	3/7/12	17,350	17,350
Delaware County PA Industrial Development
Authority Revenue (Resource Recovery)
VRDO	0.110%	3/7/12	7,955	7,955

Delaware County PA Industrial Development
Authority Revenue (Resource Recovery)
VRDO	0.110%	3/7/12	4,910	4,910
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.130%	3/7/12	14,900	14,900
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.130%	3/7/12	20,000	20,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.130%	3/7/12	21,675	21,675
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.130%	3/7/12	5,200	5,200
1 Downingtown PA Area School District GO TOB
VRDO	0.160%	3/7/12	8,500	8,500
Emmaus PA General Authority Revenue VRDO	0.140%	3/7/12 LOC	8,000	8,000
Emmaus PA General Authority Revenue VRDO	0.140%	3/7/12 LOC	7,000	7,000
Emmaus PA General Authority Revenue VRDO	0.140%	3/7/12 LOC	2,200	2,200
Emmaus PA General Authority Revenue VRDO	0.140%	3/7/12 LOC	4,800	4,800
Emmaus PA General Authority Revenue VRDO	0.140%	3/7/12 LOC	9,600	9,600
Emmaus PA General Authority Revenue VRDO	0.140%	3/7/12 LOC	6,900	6,900
Emmaus PA General Authority Revenue VRDO	0.140%	3/7/12 LOC	17,400	17,400
Emmaus PA General Authority Revenue VRDO	0.140%	3/7/12 LOC	4,985	4,985
Emmaus PA General Authority Revenue VRDO	0.140%	3/7/12 LOC	15,000	15,000
Emmaus PA General Authority Revenue VRDO	0.160%	3/7/12 LOC	83,300	83,300
Erie County PA Hospital Authority Revenue
(Hamot Health Foundation) VRDO	0.120%	3/1/12 LOC	2,420	2,420
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.080%	3/1/12	20,200	20,200
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.090%	3/1/12	17,800	17,800
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.090%	3/1/12	8,600	8,600
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.160%	3/7/12	3,450	3,450
Haverford Township PA School District GO
VRDO	0.170%	3/7/12 LOC	5,000	5,000
1 Hempfield PA School District GO TOB VRDO	0.160%	3/7/12 LOC	5,000	5,000
Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General
Hospital) VRDO	0.210%	3/1/12 LOC	8,500	8,500
Lancaster County PA Hospital Authority
Revenue (Masonic Homes Project) VRDO	0.150%	3/1/12 LOC	5,050	5,050
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network) VRDO	0.200%	3/1/12 LOC	6,800	6,800
Lehigh County PA General Purpose Hospital
Authority Revenue (Muhlenberg College)
VRDO	0.200%	3/7/12 LOC	7,885	7,885
Lower Merion PA School District GO VRDO	0.160%	3/7/12 LOC	6,200	6,200
Lower Merion PA School District GO VRDO	0.160%	3/7/12 LOC	11,490	11,490

1 Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.) TOB
VRDO	0.220%	3/7/12 (13)	5,000	5,000
1 Manheim Township PA School District GO TOB
VRDO	0.160%	3/7/12 LOC	7,345	7,345
Montgomery County PA Industrial Development
Authority Revenue (Friends' Central School
Project) VRDO	0.150%	3/7/12 LOC	2,615	2,615
Montgomery County PA TRAN	1.500%	12/31/12	25,000	25,281
Moon Industrial Development Authority
Pennsylvania Mortgage Revenue (Providence
Point Project) VRDO	0.160%	3/7/12 LOC	56,040	56,040
1 Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) TOB VRDO	0.170%	3/7/12	17,590	17,590
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.150%	3/7/12	19,290	19,290
1 Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) TOB VRDO	0.150%	3/7/12 LOC	21,360	21,360
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.130%	3/7/12	11,500	11,500
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.130%	3/7/12	6,000	6,000
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.130%	3/7/12	4,100	4,100
1 Nuveen Pennsylvania Investment Quality
Municipal Fund VRDP VRDO	0.300%	3/7/12 LOC	25,000	25,000
Owen J. Roberts School District Pennsylvania
GO	5.500%	8/15/12 (Prere.)	1,520	1,557
Pennsbury PA School District GO	5.500%	7/15/12 (Prere.)	3,625	3,697
1 Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) TOB VRDO 0.170%		3/7/12 LOC	9,995	9,995
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PSEG
Power LLC Project) VRDO	0.120%	3/7/12 LOC	44,000	44,000
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (York
Water Co. Project) VRDO	0.170%	3/7/12 LOC	5,000	5,000
Pennsylvania Economic Development Financing
Authority Revenue (Convention Center
Project)	5.000%	6/15/12	2,000	2,028
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO 0.160%		3/7/12 (13)	9,900	9,900
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO 0.220%		3/7/12	7,495	7,495
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Waste
Management) TOB VRDO	0.170%	3/7/12	9,995	9,995

Pennsylvania GO	5.100%	5/1/12 (Prere.)	1,100	1,109
Pennsylvania GO	5.500%	5/1/12 (Prere.)	2,615	2,638
Pennsylvania GO	5.500%	6/1/12	10,430	10,569
Pennsylvania GO	5.000%	7/1/12	22,275	22,632
Pennsylvania GO	5.000%	7/15/12	9,030	9,192
Pennsylvania GO	5.000%	7/15/12	8,110	8,254
Pennsylvania GO	5.000%	9/1/12	7,130	7,298
Pennsylvania GO	5.000%	10/1/12	500	514
Pennsylvania GO	2.000%	11/15/12	20,760	21,022
Pennsylvania GO	5.000%	1/1/13 (Prere.)	5,000	5,202
Pennsylvania GO	5.000%	1/1/13 (Prere.)	2,325	2,417
Pennsylvania GO	5.000%	1/1/13 (Prere.)	1,425	1,482
Pennsylvania GO	5.000%	1/1/13 (Prere.)	15,000	15,602
Pennsylvania GO	5.500%	1/1/13	6,770	7,064
Pennsylvania GO	5.500%	2/1/13	1,100	1,154
Pennsylvania GO	5.000%	2/15/13	10,750	11,247
1 Pennsylvania GO TOB VRDO	0.150%	3/7/12	11,475	11,475
1 Pennsylvania GO TOB VRDO	0.160%	3/7/12	7,000	7,000
1 Pennsylvania GO TOB VRDO	0.160%	3/7/12	2,200	2,200
1 Pennsylvania GO TOB VRDO	0.170%	3/7/12	19,530	19,530
1 Pennsylvania GO TOB VRDO	0.260%	3/7/12	5,000	5,000
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) TOB
VRDO	0.170%	3/7/12 LOC	9,150	9,150
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.150%	3/1/12 LOC	3,325	3,325
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.120%	3/7/12 LOC	1,500	1,500
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)
TOB VRDO	0.160%	3/7/12 LOC	11,995	11,995
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)
VRDO	0.140%	3/7/12 LOC	46,295	46,295
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	3.000%	6/15/12	3,060	3,084
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)
VRDO	0.120%	3/7/12 LOC	14,000	14,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	7/15/12	2,110	2,148
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania) TOB VRDO	0.170%	3/7/12	5,000	5,000
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.220%	3/7/12	4,855	4,855
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.120%	3/7/12 LOC	13,795	13,795
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.130%	3/7/12 LOC	5,315	5,315
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.140%	3/7/12	22,715	22,715
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.140%	3/7/12	21,810	21,810

Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.140%	3/7/12	16,000	16,000
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.140%	3/7/12	9,600	9,600
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.140%	3/7/12	9,525	9,525
Pennsylvania Infrastructure & Investment
Authority Revenue CP	0.180%	3/6/12 LOC	10,000	10,000
1 Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program) TOB VRDO	0.160%	3/7/12	5,050	5,050
Pennsylvania State University Revenue PUT	0.300%	6/1/12	17,850	17,850
1 Pennsylvania State University Revenue TOB
VRDO	0.150%	3/7/12 LOC	39,455	39,455
1 Pennsylvania State University Revenue TOB
VRDO	0.160%	3/7/12	5,500	5,500
1 Pennsylvania State University Revenue TOB
VRDO	0.160%	3/7/12	2,795	2,795
2 Pennsylvania Turnpike Commission Revenue	0.210%	12/1/12	8,725	8,725
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.160%	3/7/12 LOC	15,000	15,000
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.170%	3/7/12 LOC	5,215	5,215
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.260%	3/7/12 (12)	4,325	4,325
Pennsylvania Turnpike Commission Revenue
VRDO	0.160%	3/7/12 (4)	12,800	12,800
1 Pennsylvania Turnpike Commission Toll
Revenue TOB VRDO	0.170%	3/7/12 LOC	9,920	9,920
1 Philadelphia PA Airport Revenue TOB VRDO	0.360%	3/7/12 (4)	7,000	7,000
Philadelphia PA Airport Revenue VRDO	0.120%	3/7/12 LOC	18,000	18,000
Philadelphia PA Airport Revenue VRDO	0.120%	3/7/12 LOC	20,000	20,000
1 Philadelphia PA Authority Industrial
Development Revenue (Girard Estate
Aramark Project) VRDO	0.210%	3/7/12 LOC	3,400	3,400
Philadelphia PA Authority Industrial
Development Revenue (Greater Philadelphia
Health Action Project) VRDO	0.260%	3/7/12 LOC	8,260	8,260
Philadelphia PA Authority Industrial
Development Revenue (Inglis House Project)
VRDO	0.160%	3/7/12	8,700	8,700
Philadelphia PA Gas Works Revenue VRDO	0.110%	3/7/12 LOC	27,520	27,520
Philadelphia PA GO	2.000%	6/29/12	6,000	6,032
Philadelphia PA GO VRDO	0.140%	3/7/12 LOC	28,015	28,015
1 Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
TOB VRDO	0.160%	3/7/12	4,765	4,765
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.100%	3/1/12	9,900	9,900
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.100%	3/1/12	2,050	2,050

Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.100%	3/1/12	2,300	2,300
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.100%	3/1/12	9,000	9,000
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.100%	3/1/12	2,760	2,760
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.100%	3/1/12	2,900	2,900
1 Philadelphia PA Hospitals & Higher Education
Facilities Authority Revenue (Wills Eye
Hospital Project) VRDO	0.160%	3/7/12 LOC	11,115	11,115
1 Philadelphia PA Industrial Development
Authority Lease Revenue (Fox Chase Cancer
Center) TOB VRDO	0.130%	3/1/12 LOC	45,980	45,980
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.150%	3/7/12 LOC	5,200	5,200
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.200%	3/7/12 LOC	26,645	26,645
Philadelphia PA Industrial Development
Authority Revenue (William Penn Charter
School) VRDO	0.160%	3/7/12 LOC	4,700	4,700
Philadelphia PA School District GO	5.625%	8/1/12 (Prere.)	5,000	5,113
Philadelphia PA School District GO	5.625%	8/1/12 (Prere.)	2,000	2,045
Philadelphia PA School District GO	5.625%	8/1/12 (Prere.)	2,250	2,302
Philadelphia PA School District GO VRDO	0.120%	3/7/12 LOC	15,700	15,700
Philadelphia PA School District GO VRDO	0.130%	3/7/12 LOC	31,300	31,300
1 Philadelphia PA Water & Waste Water Revenue
TOB VRDO	0.140%	3/7/12 (4)	8,200	8,200
1 Philadelphia PA Water & Waste Water Revenue
TOB VRDO	0.170%	3/7/12 LOC	6,865	6,865
1 Philadelphia PA Water & Waste Water Revenue
TOB VRDO	0.170%	3/7/12 (13)	45,210	45,210
Philadelphia PA Water & Waste Water Revenue
VRDO	0.110%	3/7/12 LOC	18,400	18,400
Ridley PA School District GO VRDO	0.170%	3/7/12 LOC	9,770	9,770
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project) VRDO	0.110%	3/7/12 LOC	24,375	24,375
1 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.160%	3/7/12	9,970	9,970
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives) VRDO	0.190%	3/7/12	24,200	24,200
State Public School Building Authority
Pennsylvania School Revenue (North
Allegheny School District Project) VRDO	0.160%	3/7/12	18,135	18,135
Temple University of the Commonwealth
System of Higher Education Pennsylvania
University Funding Obligation RAN	1.500%	4/4/12	60,000	60,057

Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University) VRDO	0.130%	3/7/12	4,890	4,890
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
(University Capital Project) RAN	2.000%	6/18/12	30,000	30,150
University of Pittsburgh PA Revenue CP	0.180%	3/5/12	17,000	17,000
University of Pittsburgh PA Revenue CP	0.150%	3/9/12	25,000	25,000
University of Pittsburgh PA Revenue CP	0.100%	5/3/12	8,950	8,950
1 University of Pittsburgh PA Revenue TOB
VRDO	0.160%	3/7/12	6,660	6,660
1 University of Pittsburgh PA Revenue TOB
VRDO	0.170%	3/7/12	5,395	5,395
Upper St. Clair Township PA GO VRDO	0.240%	3/7/12 (4)	30,640	30,640
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)
VRDO	0.160%	3/7/12 LOC	8,860	8,860
Westmoreland County PA Industrial
Development Authority Revenue (White
Consolidated Industries, Inc. Project) PUT	0.300%	6/1/12 LOC	6,940	6,940
Wilkes-Barre PA Finance Authority College
Revenue (King's College Project) VRDO	0.160%	3/7/12 LOC	8,020	8,020
York County PA Industrial Development
Authority Revenue (Crescent Industries Inc.
Project) VRDO	0.250%	3/7/12 LOC	3,890	3,890
York County PA TRAN	1.000%	4/30/12	6,000	6,007
				2,553,923
Puerto Rico (1.7%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/12 (Prere.)	2,000	2,052
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/12 (Prere.)	1,800	1,849
Puerto Rico GO	5.000%	7/1/12 (Prere.)	3,530	3,587
Puerto Rico GO	5.000%	7/1/12 (Prere.)	5,760	5,853
1 Puerto Rico Industrial Medical & Environmental
Pollution Control Facilities Financing Authority
Revenue (Abbott Laboratories Project) PUT	0.950%	3/1/12	8,280	8,280
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.310%	3/7/12	20,934	20,934
				42,555
Total Tax-Exempt Municipal Bonds (Cost $2,596,478)				2,596,478
Total Investments (99.8%) (Cost $2,596,478)				2,596,478
Other Assets and Liabilities-Net (0.2%)				5,986
Net Assets (100%)				2,602,464

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the aggregate value of these securities was $718,639,000, representing 27.6% of net assets.
2 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.

Pennsylvania Tax-Exempt Money Market Fund

GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Pennsylvania Tax-Exempt Money Market Fund

At February 29, 2012, 100% of the market value of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 29, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.3%)
Pennsylvania (98.3%)
Abington PA School District GO	5.000%	4/1/32 (4)	1,495	1,576
Allegheny County PA GO	5.375%	11/1/12 (Prere.)	2,645	2,737
Allegheny County PA GO	5.375%	11/1/12 (Prere.)	2,000	2,070
Allegheny County PA GO	5.375%	11/1/12 (Prere.)	2,880	2,981
Allegheny County PA GO	5.375%	11/1/12 (Prere.)	3,725	3,855
Allegheny County PA GO	5.375%	11/1/16 (14)	4,100	4,213
Allegheny County PA GO	5.375%	11/1/17 (14)	3,600	3,697
Allegheny County PA GO	5.000%	11/1/22	2,425	2,821
Allegheny County PA GO	5.000%	11/1/23	2,570	2,979
Allegheny County PA GO	5.000%	11/1/29	4,000	4,237
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University)	5.000%	3/1/24	6,000	7,358
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University)	5.125%	3/1/32	3,000	3,009
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University) VRDO	0.120%	3/1/12	14,600	14,600
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.250%	3/1/26	4,005	4,602
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/28	1,940	2,236
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	1,700	1,947
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/31	770	873
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/13	2,000	2,114
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/14	1,500	1,642
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	9/1/14	25,000	27,570
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/15	2,000	2,255
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	7,000	8,339
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/18	7,000	7,510

Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.086%	2/1/21	5,000	4,770
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/23 (14)	5,745	7,533
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/26 (14)	4,625	6,061
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/27 (14)	9,325	12,191
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	4,000	4,503
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.186%	2/1/37	3,000	2,324
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.625%	8/15/39	10,800	11,893
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.160%	3/7/12	4,900	4,900
Allegheny County PA Industrial Development
Authority Revenue (University of Pittsburgh
Medical Center Children's Hospital) VRDO	0.200%	3/7/12 LOC	4,800	4,800
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	7,500	8,775
Allegheny County PA Sanitation Authority Sewer
Revenue	5.500%	12/1/16 (ETM)	11,295	12,533
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	6/1/19 (4)	3,250	3,844
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	12/1/24 (14)	6,000	6,722
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	6/1/26 (4)	4,925	5,622
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	6/1/30 (4)	3,500	3,966
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	12/1/32 (14)	12,000	12,780
Annville Cleona PA School District GO	6.000%	3/1/28 (4)	1,500	1,633
Annville Cleona PA School District GO	6.000%	3/1/31 (4)	2,475	2,668
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/23	1,750	2,039
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/25	1,620	1,858
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/28	2,000	2,224
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Nuclear Generation Corp.
Project) PUT	3.000%	4/2/12	7,000	7,010
Bensalem Township PA School District GO	5.250%	6/15/24 (14)	3,700	4,348
Berks County PA GO	0.000%	11/15/13 (14)	7,250	7,153
Berks County PA GO	0.000%	11/15/14 (14)	8,615	8,382
Berks County PA GO	0.000%	11/15/15 (14)	6,250	5,971

Berks County PA Municipal Authority Hospital
Revenue (Reading Hospital & Medical Center
Project)	5.700%	10/1/14 (14)	2,435	2,591
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/31	3,500	3,952
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/39	4,615	5,183
Bethlehem PA Area School District GO	5.375%	3/15/12 (Prere.)	7,500	7,517
Blair County PA Hospital Authority Hospital
Revenue (Altoona Hospital Project)	5.500%	7/1/16 (2)	6,480	6,998
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	6.000%	11/15/39	13,500	14,189
Bristol Borough PA School District GO	5.250%	9/1/15 (Prere.)	3,635	4,226
Bucks County PA GO	5.000%	6/1/19	2,500	3,128
Bucks County PA Industrial Development
Authority Revenue (Pennswood Village
Project)	6.000%	10/1/12 (Prere.)	2,600	2,713
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/29 (4)	2,000	2,291
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/33 (4)	2,000	2,251
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/37 (4)	3,500	3,891
Butler County PA General Authority Revenue
(Erie School District Project) VRDO	0.160%	3/7/12 LOC	9,840	9,840
Catholic Health East Pennsylvania Health
Systems Revenue	5.375%	11/15/14 (Prere.)	3,000	3,374
Catholic Health East Pennsylvania Health
Systems Revenue	5.500%	11/15/14 (Prere.)	1,400	1,579
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	7,000	8,036
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.375%	12/1/41	3,000	3,295
Central Bucks PA School District GO	5.000%	5/15/18 (Prere.)	6,000	7,472
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	6.250%	11/15/41	1,750	1,965
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	7.000%	11/15/46	5,000	5,870
Chambersburg PA Area School District GO	5.250%	3/1/29 (14)	3,805	4,213
Chambersburg PA Area School District GO	5.250%	2/1/37	2,535	2,741
Chester County PA GO	5.000%	7/15/26	4,345	5,135
Chester County PA GO	5.000%	7/15/27	5,000	5,879
Chester County PA GO	5.000%	11/15/30	3,740	4,460
Chester County PA GO	5.000%	11/15/31	2,350	2,785
Chester County PA GO	5.000%	11/15/32	1,000	1,178
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/18	700	763
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/20	650	695
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/22	795	840
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/31	4,500	4,618
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/31	2,720	2,968
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/40	30,485	32,489

Chester County PA School Authority Revenue	5.000%	4/1/23 (2)	2,670	2,867
Chester County PA School Authority Revenue	5.000%	4/1/24 (2)	1,000	1,070
Chester County PA School Authority Revenue	5.000%	4/1/26 (2)	1,575	1,671
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/32 (10)	4,980	4,741
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/37 (10)	6,360	5,911
Coatesville PA School District GO	5.250%	8/15/14 (Prere.)	6,645	7,443
Commonwealth Financing Authority
Pennsylvania Revenue	5.250%	6/1/23 (14)	13,535	15,195
Cumberland County PA Municipal Authority
Retirement Community Revenue (Wesley
Affiliated Services Inc.)	7.250%	1/1/13 (Prere.)	7,360	7,864
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/27	2,700	2,763
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/36	6,750	6,770
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/39	2,000	2,150
Dallas PA School District GO	5.000%	4/1/29 (11)	5,385	5,782
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.500%	8/15/28 (ETM)	9,415	13,161
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/36	15,000	16,456
Dauphin County PA General Authority Hospital
Revenue (Western Pennsylvania Hospital
Project)	5.500%	7/1/13 (ETM)	2,160	2,243
Delaware County PA Authority Hospital
Revenue (Crozer-Chester Medical Center
Obligated Group)	5.300%	12/1/27	8,905	8,906
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	5,000	4,735
Delaware County PA Authority Revenue
(Haverford College) VRDO	0.120%	3/7/12	3,900	3,900
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/24 (14)	4,000	4,287
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/26	1,000	1,136
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/28	1,000	1,124
Delaware County PA Authority University
Revenue (Villanova University)	5.250%	12/1/31	600	679
Delaware County PA GO	5.000%	10/1/13	2,900	3,118
Delaware County PA GO	5.000%	10/1/14	3,905	4,371
Delaware County PA GO	5.000%	10/1/16	3,240	3,870
Delaware County PA Industrial Development
Authority Pollution Control Revenue (PECO
Energy Co. Project)	4.000%	12/1/12	13,000	13,304

Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.130%	3/7/12	3,360	3,360
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/19 (14)	1,645	1,841
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/19 (14)	4,835	5,936
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/20 (14)	1,735	1,941
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/20 (14)	5,105	6,290
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/21 (14)	1,825	2,042
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/22 (14)	1,920	2,148
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/23 (14)	2,020	2,260
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.700%	1/1/23 (4)	8,345	8,366
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	10,000	10,722
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.140%	3/7/12 LOC	1,800	1,800
Downingtown PA Area School District GO	5.000%	11/1/18	4,750	5,879
Doylestown PA Hospital Authority Hospital
Revenue	5.000%	7/1/20 (12)	5,060	5,509
Doylestown PA Hospital Authority Hospital
Revenue	5.000%	7/1/21 (12)	3,000	3,249
Doylestown PA Hospital Authority Hospital
Revenue	5.000%	7/1/22 (12)	3,455	3,710
East Stroudsburg PA Area School District GO	5.000%	9/1/29 (4)	7,085	7,724
Emmaus PA General Authority Revenue VRDO	0.140%	3/7/12 LOC	5,850	5,850
Emmaus PA General Authority Revenue VRDO	0.140%	3/7/12 LOC	4,300	4,300
Erie County PA GO	5.000%	9/1/15 (Prere.)	5,525	6,388
Erie County PA Hospital Authority Revenue
(Hamot Health Foundation)	5.000%	11/1/35 (11)	7,000	7,272
Erie PA School District GO	0.000%	5/1/16 (ETM)	3,175	3,057
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	17,500	18,355
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System)	5.125%	6/1/34	5,000	5,426
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System)	5.250%	6/1/39	20,735	22,488
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.080%	3/1/12	5,500	5,500
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.090%	3/1/12	8,200	8,200
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.160%	3/7/12	5,225	5,225
Gettysburg PA Area School District GO	5.000%	1/15/20	2,510	3,042
Hazleton PA Area School District GO	5.750%	3/1/12 (14)	1,420	1,420
Hazleton PA Area School District GO	6.000%	3/1/16 (14)	18,245	19,959

Hazleton PA Area School District GO	0.000%	3/1/17 (14)	4,425	3,941
Hazleton PA Area School District GO	0.000%	3/1/22 (14)	5,265	3,730
Hempfield PA Area School District
(Westmoreland County) GO	5.000%	9/15/15 (Prere.)	5,030	5,820
Indiana County PA Industrial Development
Authority Pollution Control Revenue (New
York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	5,000	5,093
2 Kiski PA Area School District GO	4.000%	3/1/22 (4)	1,000	1,133
2 Kiski PA Area School District GO	4.000%	3/1/23 (4)	1,875	2,108
Lackawanna County PA GO	5.000%	9/15/29 (2)	1,975	1,964
Lackawanna County PA GO	5.000%	9/15/29 (4)	3,745	3,845
Lake Lehman PA School District GO	0.000%	4/1/14 (14)	1,290	1,258
Lake Lehman PA School District GO	0.000%	4/1/15 (14)	1,295	1,239
Lake Lehman PA School District GO	0.000%	4/1/16 (14)	1,310	1,215
Lake Lehman PA School District GO	0.000%	4/1/17 (14)	1,315	1,178
Lake Lehman PA School District GO	0.000%	4/1/18 (14)	1,000	862
Lancaster County PA GO	5.500%	11/1/16 (14)	1,025	1,034
Lancaster County PA GO	5.500%	11/1/17 (14)	1,060	1,069
Lancaster County PA GO	5.500%	11/1/18 (14)	1,120	1,129
Lancaster County PA GO	5.500%	11/1/19 (14)	1,175	1,185
Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General
Hospital) VRDO	0.210%	3/1/12 LOC	8,245	8,245
Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital)	5.000%	3/15/26	4,955	5,372
Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital)	5.000%	3/15/36	12,370	12,867
Lancaster County PA Hospital Authority
Revenue (Willow Valley Retirement Project)	5.875%	6/1/21	820	822
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/22	1,135	1,243
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/27	2,775	2,971
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/37	4,000	4,292
Latrobe PA Industrial Development Authority
College Revenue (St. Vincent College Project)	5.700%	5/1/31	1,995	2,017
Lebanon County PA Health Facilities Authority
Health Center Revenue (Good Samaritan
Hospital Project)	6.000%	11/15/35	10,500	10,474
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.375%	7/1/14 (4)	900	912
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	7.000%	7/1/16 (14)	3,360	3,790
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/35 (4)	10,000	10,571
Lehigh County PA General Purpose Hospital
Authority Revenue (Muhlenberg College)
VRDO	0.200%	3/7/12 LOC	3,300	3,300

Lehigh County PA Industrial Development
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.750%	2/15/27 (3)	4,360	4,473
Lower Merion PA School District GO	5.000%	9/1/28	7,845	9,016
Lower Merion PA School District GO	5.000%	9/1/30	8,670	9,745
Lower Merion PA School District GO	5.000%	9/1/32	5,000	5,574
Luzerne County PA GO	0.000%	11/15/12 (Prere.)	2,360	1,872
Luzerne County PA GO	0.000%	11/15/12 (Prere.)	2,390	1,780
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	5,906
Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	10,000	11,005
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.250%	10/1/27 (12)	5,395	5,951
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	7/1/30	4,450	4,907
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.500%	10/1/37 (12)	6,650	7,173
McKeesport PA Area School District GO	0.000%	10/1/14 (14)	2,040	1,931
McKeesport PA Area School District GO	0.000%	10/1/15 (14)	2,040	1,863
McKeesport PA Area School District GO	0.000%	10/1/16 (14)	4,655	4,104
McKeesport PA Area School District GO	0.000%	10/1/18 (ETM)	425	384
McKeesport PA Area School District GO	0.000%	10/1/18 (2)	2,650	2,269
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/27	2,000	2,078
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.125%	1/1/37	3,000	3,053
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.250%	1/1/43	6,450	6,590
Montgomery County PA GO	5.000%	10/15/28	13,235	15,006
Montgomery County PA GO	5.000%	10/15/31	6,450	7,255
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	5,000	5,360
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.125%	6/1/33	13,545	14,140
Montgomery County PA Higher Education &
Health Authority Revenue (Catholic Health
East)	5.375%	11/15/14 (Prere.)	2,175	2,454
Montgomery County PA Higher Education &
Health Authority Revenue (Dickinson College)	5.000%	5/1/31 (11)	5,750	6,048
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.250%	1/1/36	16,000	15,848
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/25 (14)	6,500	6,982
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/26 (14)	3,550	3,800
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/27 (14)	3,300	3,521
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.250%	8/1/33	7,000	7,683
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.375%	8/1/38	14,415	15,702

Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	6.625%	12/1/30	1,065	1,171
Moon Area School District PA GO	5.000%	11/15/28 (4)	5,000	5,591
Mount Lebanon PA School District GO	5.000%	2/15/13 (Prere.)	9,280	9,706
Mount Lebanon PA School District GO	5.000%	2/15/34	5,500	6,102
North Pocono PA School District GO	5.000%	3/15/26 (14)	4,035	4,287
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/23	1,250	1,354
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.375%	8/15/28	6,675	7,049
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/35	2,500	2,603
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	5,000	5,159
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.150%	3/7/12	2,200	2,200
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University)	5.000%	11/15/39	2,595	2,807
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.130%	3/7/12	4,810	4,810
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.130%	3/7/12	1,600	1,600
Owen J. Roberts School District Pennsylvania
GO	5.500%	8/15/17 (4)	1,495	1,529
Parkland PA School District GO	5.375%	9/1/15 (14)	3,050	3,529
Parkland PA School District GO	5.375%	9/1/16 (14)	2,000	2,397
Pennsbury PA School District GO	5.250%	8/1/24 (4)	9,135	10,025
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(Allegheny Energy Supply Co. LLC Project) 7.000%		7/15/39	7,000	8,050
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	4,500	4,608
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	5,570	5,703
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	8,500	8,703
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PSEG
Power LLC Project) VRDO	0.120%	3/7/12 LOC	500	500
Pennsylvania Economic Development Financing
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.000%	10/1/23	7,500	7,873
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (American
Water Co. Project)	6.200%	4/1/39	5,000	5,773

Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	10/1/39	5,500	5,992
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	4.750%	11/15/40	2,500	2,683
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	11/15/40	8,975	9,808
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	12/1/43	7,500	8,217
Pennsylvania GO	5.000%	9/1/13	1,200	1,287
Pennsylvania GO	5.000%	2/15/14	4,930	5,388
Pennsylvania GO	5.250%	7/1/15	15,000	17,372
Pennsylvania GO	5.000%	2/15/16	16,000	18,786
Pennsylvania GO	5.000%	3/15/16	11,855	13,959
Pennsylvania GO	5.000%	4/15/16	18,690	22,069
Pennsylvania GO	5.375%	7/1/16 (14)	3,025	3,646
Pennsylvania GO	5.000%	8/1/16	5,000	5,961
Pennsylvania GO	5.000%	5/1/17	6,000	7,279
Pennsylvania GO	5.000%	7/1/17	16,000	19,496
Pennsylvania GO	5.375%	7/1/17	2,800	3,467
Pennsylvania GO	5.000%	8/1/17	10,000	12,211
Pennsylvania GO	5.000%	11/1/17 (Prere.)	3,500	4,333
Pennsylvania GO	5.000%	11/1/17	2,000	2,458
Pennsylvania GO	5.000%	2/15/18	12,745	15,605
Pennsylvania GO	5.000%	5/1/18	26,150	32,161
Pennsylvania GO	5.000%	5/1/19	18,520	22,979
Pennsylvania GO	5.000%	7/1/19	31,900	39,706
Pennsylvania GO	5.375%	7/1/19 (14)	9,915	12,599
Pennsylvania GO	5.000%	7/1/20	6,225	7,805
Pennsylvania GO	5.000%	11/15/20	8,740	11,013
Pennsylvania GO	5.375%	7/1/21	16,000	20,697
Pennsylvania GO	5.000%	11/15/24	16,870	20,774
Pennsylvania GO	5.000%	11/15/25	12,000	14,682
Pennsylvania GO	5.000%	11/15/26	6,705	8,182
1 Pennsylvania GO TOB VRDO	0.160%	3/7/12	2,700	2,700
1 Pennsylvania GO TOB VRDO	0.160%	3/7/12	7,920	7,920
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/37 (2)	13,170	14,019
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32 (14)	4,950	5,274
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/37 (14)	9,600	10,177
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.120%	3/7/12 LOC	11,500	11,500
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.150%	3/7/12 LOC	8,000	8,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	0.839%	7/1/17 (10)	5,095	4,784
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.125%	7/1/39 (10)	10,000	10,022

Pennsylvania Higher Educational Facilities
Authority Revenue (Gwynedd Mercy College)
VRDO	0.130%	3/7/12 LOC	3,100	3,100
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,000	4,680
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	3,615	4,197
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	1,595	1,789
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/31	1,670	1,864
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/34	5,535	6,103
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/39	1,270	1,392
Pennsylvania Higher Educational Facilities
Authority Revenue (Kings College) VRDO	0.160%	3/7/12 LOC	9,200	9,200
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.250%	5/1/27	3,000	3,210
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	3,250	3,345
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.125%	6/1/25	3,500	3,564
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.250%	6/1/32	6,350	6,407
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	5.000%	7/1/31 (10)	10,260	10,447
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	5.000%	7/1/37 (10)	3,500	3,533
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/34	4,000	4,324
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	7,270	7,787
Pennsylvania Higher Educational Facilities
Authority Revenue (Susquehanna University)
VRDO	0.160%	3/7/12 LOC	5,000	5,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/23 (14)	12,200	13,391
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/24 (14)	12,680	13,842
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.375%	1/1/13 (Prere.)	4,435	4,618
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/39 (2)	9,000	9,392
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/40	1,000	1,084
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/17	3,420	4,169
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/23	1,130	1,367

Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/27	1,285	1,514
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	3,390	3,971
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/29	1,600	1,863
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/30	2,260	2,617
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/41	7,100	8,046
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/24	1,250	1,459
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.250%	8/15/25	2,500	2,947
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.750%	8/15/41	4,000	4,550
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) VRDO	0.210%	3/7/12 LOC	12,300	12,300
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	1,375	1,647
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Scranton)	5.000%	11/1/28 (10)	4,080	4,333
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/25 (12)	2,285	2,565
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/27 (12)	1,800	1,996
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/37 (12)	5,745	6,144
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/20	2,360	2,429
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/26	1,200	1,255
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.400%	7/15/36	3,000	3,047
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	6.000%	7/1/21	1,000	1,108
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/31	3,000	2,970
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	2,500	2,398

Pennsylvania Housing Finance Agency Rental
Housing Revenue (Section 8 Assisted) VRDO	0.230%	3/7/12	3,100	3,100
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.125%	10/1/25	1,500	1,552
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/25	2,000	2,162
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.500%	10/1/30	1,500	1,560
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.750%	10/1/39	4,360	4,494
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/12 (Prere.)	575	591
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/17 (2)	7,000	7,182
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (2)	7,630	7,820
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/19 (2)	10,040	10,280
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/20 (2)	4,495	4,601
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/21 (2)	8,130	8,322
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/23	20,000	23,204
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/20	6,000	7,403
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/21	2,000	2,427
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/22	3,230	3,872
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/27 (4)	12,880	13,947
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/31 (4)	18,305	19,522
Pennsylvania State University Revenue	5.250%	8/15/18	1,200	1,485
Pennsylvania State University Revenue	5.000%	8/15/19	920	1,096
Pennsylvania State University Revenue	5.000%	3/1/20	1,930	2,311
Pennsylvania State University Revenue	5.000%	3/1/22	1,250	1,464
Pennsylvania State University Revenue	5.000%	3/1/23	2,020	2,350
Pennsylvania State University Revenue	5.250%	8/15/23	2,000	2,569
Pennsylvania State University Revenue	5.000%	8/15/24	2,000	2,279
Pennsylvania State University Revenue	5.000%	9/1/24	10,625	11,641
Pennsylvania State University Revenue	5.000%	9/1/24	3,000	3,394
Pennsylvania State University Revenue	5.250%	8/15/25	5,360	6,942
Pennsylvania State University Revenue	5.000%	3/1/26	4,800	5,459
Pennsylvania State University Revenue	5.000%	3/1/28	1,000	1,125
Pennsylvania State University Revenue	5.000%	9/1/29	7,625	8,289
Pennsylvania State University Revenue	5.000%	9/1/29	2,500	2,787
Pennsylvania State University Revenue	5.000%	9/1/34	6,325	6,896
1 Pennsylvania State University Revenue TOB
VRDO	0.150%	3/7/12 LOC	9,500	9,500
Pennsylvania State University Revenue VRDO	0.150%	3/7/12	1,300	1,300

Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/13 (Prere.)	6,000	6,495
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/26 (2)	4,000	4,461
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/27 (2)	3,000	3,344
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.170%	3/7/12 (4)	2,050	2,050
Pennsylvania Turnpike Commission Revenue	3.000%	6/1/12 (12)	2,015	2,029
Pennsylvania Turnpike Commission Revenue	3.000%	6/1/13 (12)	2,500	2,578
Pennsylvania Turnpike Commission Revenue	4.000%	6/1/14 (12)	1,565	1,683
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	11,375	13,624
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24	1,000	1,178
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	16,665	19,132
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/27 (4)	4,000	5,034
Pennsylvania Turnpike Commission Revenue	5.375%	6/1/28	12,785	14,068
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	9,375	11,810
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,600	5,174
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31 (2)	17,610	19,429
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/32 (2)	16,000	17,545
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	17,920	19,632
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	12,435	13,195
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/36	2,500	3,018
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	3,000	3,593
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	8,650	9,068
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	21,595	25,694
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	7,500	8,152
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	18,000	19,193
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	35,750	38,236
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	23,000	25,619
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,500	7,890
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	22,000	23,632
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.260%	3/7/12	9,000	9,000
Pennsylvania Turnpike Commission Revenue
VRDO	0.160%	3/7/12 (4)	1,200	1,200
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/13	3,260	3,447
Philadelphia PA Airport Parking Authority
Revenue	5.125%	2/15/24 (2)	1,045	1,047
Philadelphia PA Airport Parking Authority
Revenue	5.250%	9/1/24	4,025	4,573
Philadelphia PA Airport Parking Authority
Revenue	5.125%	9/1/29	5,975	6,546
Philadelphia PA Airport Revenue	5.000%	6/15/17	1,000	1,162
Philadelphia PA Airport Revenue	5.000%	6/15/19	3,120	3,677
Philadelphia PA Airport Revenue	5.000%	6/15/20	4,670	5,501
Philadelphia PA Airport Revenue	5.000%	6/15/23	3,000	3,434
Philadelphia PA Airport Revenue	5.000%	6/15/24	5,000	5,681
Philadelphia PA Airport Revenue	5.000%	6/15/25	8,505	9,619
Philadelphia PA Gas Works Revenue	5.375%	7/1/15 (4)	3,000	3,341
Philadelphia PA Gas Works Revenue	5.375%	7/1/16 (4)	13,280	15,125
Philadelphia PA Gas Works Revenue	5.000%	8/1/16	3,000	3,366
Philadelphia PA Gas Works Revenue	5.250%	8/1/17	2,000	2,287
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (4)	11,555	13,265
Philadelphia PA Gas Works Revenue	5.000%	10/1/37 (2)	3,000	3,054
Philadelphia PA Gas Works Revenue VRDO	0.200%	3/7/12 LOC	8,300	8,300

Philadelphia PA GO	5.000%	12/15/17 (4)	5,555	6,490
Philadelphia PA GO	5.000%	8/1/18 (14)	6,170	6,746
Philadelphia PA GO	5.000%	8/1/19 (14)	7,735	8,384
Philadelphia PA GO	5.000%	8/1/20 (14)	8,005	8,566
Philadelphia PA GO	5.000%	8/1/21 (14)	6,235	6,641
Philadelphia PA GO	6.000%	8/1/36	7,430	8,564
Philadelphia PA GO	7.125%	7/15/38 (12)	3,500	4,017
Philadelphia PA GO	6.500%	8/1/41	3,785	4,546
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/32	19,440	21,500
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/41	2,500	2,685
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.100%	3/1/12	24,100	24,100
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.100%	3/1/12	5,800	5,800
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.100%	3/1/12	2,300	2,300
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.100%	3/1/12	2,800	2,800
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.100%	3/1/12	1,340	1,340
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	5,000	5,104
1 Philadelphia PA Industrial Development
Authority Lease Revenue (Fox Chase Cancer
Center) TOB VRDO	0.130%	3/1/12 LOC	13,335	13,335
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.150%	3/7/12 LOC	3,200	3,200
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.200%	3/7/12 LOC	7,700	7,700
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/34	3,250	3,601
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/39	9,500	10,483
Philadelphia PA Redevelopment Authority
Revenue	5.500%	4/15/15 (14)	3,000	3,019
Philadelphia PA Redevelopment Authority
Revenue	5.500%	4/15/17 (14)	2,255	2,268
Philadelphia PA Redevelopment Authority
Revenue	5.500%	4/15/19 (14)	2,815	2,830
Philadelphia PA Redevelopment Authority
Revenue	5.500%	4/15/20 (14)	2,000	2,010
Philadelphia PA Redevelopment Authority
Revenue	5.500%	4/15/22 (14)	5,275	5,298
Philadelphia PA School District GO	5.625%	8/1/12 (Prere.)	1,000	1,023

Philadelphia PA School District GO	5.625%	8/1/12 (Prere.)	1,000	1,023
Philadelphia PA School District GO	5.625%	8/1/12 (Prere.)	3,500	3,581
Philadelphia PA School District GO	5.000%	9/1/18	2,845	3,264
Philadelphia PA School District GO	5.000%	9/1/19	2,120	2,429
Philadelphia PA School District GO	5.250%	9/1/22	7,500	8,549
Philadelphia PA School District GO	5.250%	9/1/23	7,500	8,519
Philadelphia PA School District GO	5.000%	6/1/26 (14)	5,000	5,887
Philadelphia PA School District GO	6.000%	9/1/38	20,000	22,749
Philadelphia PA School District GO VRDO	0.120%	3/7/12 LOC	1,805	1,805
Philadelphia PA Water & Waste Water Revenue	5.250%	11/1/12 (Prere.)	5,040	5,210
Philadelphia PA Water & Waste Water Revenue	5.250%	11/1/12 (Prere.)	5,460	5,644
Philadelphia PA Water & Waste Water Revenue	5.375%	11/1/12 (Prere.)	4,155	4,298
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	10,000	11,553
Philadelphia PA Water & Waste Water Revenue	5.600%	8/1/18 (ETM)	925	1,146
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/32	5,000	5,461
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/35 (4)	7,000	7,669
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/36	10,500	11,340
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/36	9,975	10,776
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/40 (4)	7,000	7,621
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	3,000	3,228
Pittsburgh PA GO	5.500%	3/1/12 (Prere.)	2,015	2,016
Pittsburgh PA GO	5.500%	9/1/13 (2)	5,635	5,637
Pittsburgh PA GO	5.500%	9/1/14 (2)	6,475	6,780
Pittsburgh PA GO	5.500%	9/1/15 (2)	2,125	2,126
Pittsburgh PA School District GO	5.375%	9/1/14 (4)	1,755	1,947
Pittsburgh PA School District GO	5.500%	9/1/16 (4)	4,000	4,730
Pittsburgh PA School District GO	5.500%	9/1/18 (4)	2,880	3,520
Pittsburgh PA Water & Sewer Authority
Revenue	5.125%	6/1/12 (Prere.)	3,000	3,038
Pittsburgh PA Water & Sewer Authority
Revenue	7.250%	9/1/14 (ETM)	9,450	10,344
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/27 (ETM)	1,935	1,229
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/27 (14)	10,830	5,262
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/28 (ETM)	1,365	828
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/29 (14)	20,000	8,556
Pocono Mountain PA School District GO	5.000%	9/1/31 (4)	3,000	3,198
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	835	964
Radnor Township PA School District GO	5.000%	2/15/35 (4)	1,665	1,808
Reading PA Area Water Authority Revenue	5.000%	12/1/31	1,000	1,066
Reading PA Area Water Authority Revenue	5.250%	12/1/36	1,000	1,072
Reading PA School District GO	5.000%	1/15/29 (4)	5,000	5,346
Scranton PA School District GO	5.250%	6/15/27 (10)	2,750	2,988
Scranton PA School District GO	5.250%	6/15/31 (10)	2,375	2,551
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/32 (10)	3,850	4,102
Shamokin-Coal Township PA Joint Sewer
Authority Sewer Revenue	5.000%	7/1/30 (4)	5,340	5,675
Shamokin-Coal Township PA Joint Sewer
Authority Sewer Revenue	5.000%	7/1/36 (4)	6,500	6,812
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30 (11)	5,000	5,256
Somerset PA Area School District GO	5.000%	3/15/25 (4)	7,090	7,829

South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project)	5.750%	7/1/18 (6)	6,285	6,710
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	20,000	23,148
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	6,924
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,646
State Public School Building Authority
Pennsylvania School Revenue (Philadelphia
School District Project)	5.250%	6/1/13 (Prere.)	9,280	9,860
Swarthmore Borough Authority PA College
Revenue	5.000%	9/15/30	21,000	23,900
Unionville-Chadds Ford PA School District GO	5.000%	6/1/32	6,440	7,319
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/24	3,000	3,706
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	14,000	16,411
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/34	10,100	11,492
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.125%	7/1/12 (2)	1,935	1,955
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.250%	7/1/13 (2)	2,035	2,106
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.375%	7/1/14 (2)	1,640	1,735
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.375%	7/1/15 (2)	2,250	2,436
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.500%	7/1/16 (2)	2,375	2,634
West Chester PA Area School District GO	5.000%	5/15/28 (14)	7,480	8,347
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.125%	7/1/30	1,200	1,261
Westmoreland County PA Municipal Authority
Revenue	5.250%	8/15/15 (Prere.)	3,490	4,056
Westmoreland County PA Municipal Authority
Revenue	6.125%	7/1/17 (ETM)	6,390	7,391
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/15 (3)	5,000	4,751
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/23 (14)	5,000	3,403
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/24 (14)	4,000	2,594
Wilkes-Barre PA Finance Authority College
Revenue (King's College Project) VRDO	0.160%	3/7/12 LOC	2,300	2,300
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/35	1,010	1,093
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	4,990	5,375
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/27	2,200	2,263

Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/37	3,000	3,014
Wyoming PA Area School District GO	5.000%	9/1/26 (14)	2,000	2,150
Wyoming PA Area School District GO	5.000%	9/1/29 (14)	5,020	5,349
York County PA GO	5.000%	6/1/33 (14)	6,000	6,563
York County PA Solid Waste & Refuse Authority
Revenue	5.500%	12/1/13 (14)	6,750	7,321
York County PA Solid Waste & Refuse Authority
Revenue	5.500%	12/1/14 (14)	4,050	4,561
				3,060,544
Puerto Rico (1.9%)
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/20	5,300	6,224
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,833
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/19 (ETM)	13,120	16,885
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/19 (14)	2,880	3,312
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/23 (2)	10,000	11,298
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/30 (3)	14,905	5,314
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/31 (3)	28,695	9,371
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22 (ETM)	10	13
				58,250
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/12	2,000	2,037
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/20	1,750	1,832
				3,869
Total Tax-Exempt Municipal Bonds (Cost $2,925,179)				3,122,663
Total Investments (100.3%) (Cost $2,925,179)				3,122,663
Other Assets and Liabilities-Net (-0.3%)				(10,777)
Net Assets (100%)				3,111,886

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the aggregate value of these securities was $52,580,000, representing 1.7% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2012.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.

Pennsylvania Long-Term Tax-Exempt Fund

TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Pennsylvania Long-Term Tax-Exempt Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 29, 2012, 100% of the market value of the fund's investments were valued based on Level 2 inputs.

C. At February 29, 2012, the cost of investment securities for tax purposes was $2,932,977,000. Net unrealized appreciation of investment securities for tax purposes was $189,686,000, consisting of unrealized gains of $195,489,000 on securities that had risen in value since their purchase and $5,803,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD PENNSYLVANIA TAX- FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX- FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2012

VANGUARD PENNSYLVANIA TAX- FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 20, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012, see file Number 2-11444, Incorporated by Reference.